OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 10,281	$ 12,753
Accrued payroll and related taxes	7,231	7,392
Government institutions	6,629	3,907
Accrued dividend	4,822	4,994
Others	3,512	598
Total	$ 32,475	$ 29,644